     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999

                                             1933 ACT REGISTRATION NO. 333-42507
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                    LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                            VARIABLE LIFE ACCOUNT M

                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                              (NAME OF DEPOSITOR)

               120 Madison Street, Suite 1700, Syracuse, NY 13202

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (888) 223-1860

         Robert O. Sheppard, Esquire                            COPY TO:
  Lincoln Life & Annuity Company of New York           George N. Gingold, Esquire
        120 Madison Street, Suite 1700                   197 King Philip Drive
              Syracuse NY 13202                       West Hartford, CT 06117-1409
   (NAME AND ADDRESS OF AGENT FOR SERVICE)


           Approximate date of proposed public offering: Continuous.


  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24F-2 under the Investment Company Act of 1940. The first Form 24F-2 for Registrant is not yet due, as Registrant has not commenced operations.



    It is proposed that this filing will become effective:
/ / immediately on filing pursuant to Rule 485(b)
/X/ on May 10, 1999, pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)
/X/ This filing is for the sole purpose of delaying the effective date of a Rule 485(a) filing made February 26, 1999.

                                    PART II

                        FEES AND CHARGES REPRESENTATION

    Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                  UNDERTAKING

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

       (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

           Please refer to Article VII of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

       (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 2 to this registration statement comprises the following papers and documents:



       The facing sheet;
       The undertaking to file reports;
       The fees and charges representation;
       Statements regarding indemnification;
       The signatures

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Company of New York, has duly caused this Post-Effective Amendment No. 2 to this Registration Statement on Form S-6 (File Number 333-42507) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Syracuse and State of New York, on the 30th day of April, 1999.


                                          LINCOLN LIFE & ANNUITY FLEXIBLE
                                           PREMIUM VARIABLE LIFE ACCOUNT M
                                           (Name of Registrant)

                                          By:       /s/ PHILIP L. HOLSTEIN

                                             -----------------------------------

                                                     Philip L. Holstein
                                              PRESIDENT, TREASURER AND DIRECTOR


                                          LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                           YORK
                                           (Name of Depositor)

                                          By:       /s/ PHILIP L. HOLSTEIN

                                             -----------------------------------

                                                     Philip L. Holstein
                                              PRESIDENT, TREASURER AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to its Registration Statement has been signed below on April 30, 1999 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


                    SIGNATURE                                 TITLE
--------------------------------------------------  -------------------------

              /s/ PHILIP L. HOLSTEIN                President, Treasurer and
   -------------------------------------------       Director (Principal
                Philip L. Holstein                   Executive Officer)

                /s/ JON A. BOSCIA
   -------------------------------------------      Director
                  Jon A. Boscia

              /s/ RICHARD C. VAUGHAN
   -------------------------------------------      Director
                Richard C. Vaughan

                                                    Second Vice President and
               /s/ TROY D. PANNING                   Chief Financial Officer
   -------------------------------------------       (Principal Financial
                 Troy D. Panning                     Officer and Principal
                                                     Accounting Officer)

             /S/ THOMAS D. BELL, JR.
   -------------------------------------------      Director
               Thomas D. Bell, Jr.

               /s/ ROLAND C. BAKER
   -------------------------------------------      Director
                 Roland C. Baker

               /s/ HARRY L. KAVETAS
   -------------------------------------------      Director
                 Harry L. Kavetas

           /s/ BARBARA STEURY KOWALCZYK
   -------------------------------------------      Director
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN
   -------------------------------------------      Director
            Marguerite Leanne Lachman

              /s/ JOHN M. PIETRUSKI
   -------------------------------------------      Director
                John M. Pietruski

              /s/ LAWRENCE T. ROLAND
   -------------------------------------------      Director
                Lawrence T. Roland

                    SIGNATURE                                 TITLE
--------------------------------------------------  -------------------------

              /s/ J. PATRICK BARRETT
   -------------------------------------------      Director
                J. Patrick Barrett

              /s/ LOUIS G. MARCOCCIA
   -------------------------------------------      Director
                Louis G. Marcoccia

              /s/ GABRIEL L. SHAHEEN
   -------------------------------------------      Director
                Gabriel L. Shaheen




                                          by/s/ PHILIP L. HOLSTEIN
                                            ------------------------------------
                                            Philip L. Holstein
                                            Attorney-in-Fact